Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of options, Outstanding at the beginning of the year	40,644,792	32,888,472		45,532,659
No. of options, Granted	8,050,000	9,586,000	[1]
No. of options, Expired	(375,000)	(1,065,305)		(4,076,167)
No. of options, Forfeited	(1,450,000)	(764,375)		(4,947,135)
No. of options, Exercised				(3,620,885)
No. of options, Outstanding at the end of the year	46,869,792	40,644,792		32,888,472
No. of options, Exercisable at the end of the year	27,936,172	20,922,506		14,350,118
Weighted average of exercise price, Outstanding at the beginning of the year	$ 0.63	$ 0.65		$ 0.59
Weighted average of exercise price, Granted	0.57	0.56
Weighted average of exercise price, Expired	0.6			0.6
Weighted average of exercise price, Forfeited		0.6		0.35
Weighted average of exercise price, Exercised				0.26
Weighted average of exercise price, Outstanding at the end of the year	0.63	0.63		0.65
Weighted average of exercise price, Exercisable at the end of the year	0.57	0.57		$ 0.56
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average of exercise price, Expired		0.58
Weighted average of exercise price, Forfeited	0.6
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average of exercise price, Expired		$ 1.39
Weighted average of exercise price, Forfeited	$ 0.44

[1]	Not including options to Directors and CEO which were subject to shareholder approval.